Related Party Transactions - Schedule of Compensation of Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Compensation of Key Management Personnel [Abstract]
Cash compensation	$ 3,858	$ 3,758
Share-based compensation	2,777	2,345
Total compensation of key management personnel	$ 6,635	$ 6,103